Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Blue Chip Growth Fund and Fidelity® Blue Chip Value Fund
September 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Blue Chip Growth Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.48% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.48%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 49

3 years	$ 154

5 years	$ 269

10 years	$ 604
The following information replaces similar information for Fidelity® Blue Chip Value Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.86%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 88

3 years	$ 274

5 years	$ 477

10 years	$ 1,061
Supplement to the
Fidelity® Blue Chip Growth Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.39%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493
Supplement to the
Fidelity® Dividend Growth Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.76% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.77%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 79

3 years	$ 246

5 years	$ 428

10 years	$ 954
Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.68%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
Supplement to the
Fidelity® Growth & Income Portfolio
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.54% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.55%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 56

3 years	$ 176

5 years	$ 307

10 years	$ 689
Supplement to the
Fidelity® Growth & Income Portfolio
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.45% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.46%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 47

3 years	$ 148

5 years	$ 258

10 years	$ 579
Supplement to the
Fidelity® Leveraged Company Stock Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.70% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883
Supplement to the
Fidelity® Leveraged Company Stock Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.61% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.62%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 63

3 years	$ 199

5 years	$ 346

10 years	$ 774
Supplement to the
Fidelity® OTC Portfolio
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.70% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.70%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871
Supplement to the
Fidelity® OTC Portfolio
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.61% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.61%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762
Supplement to the
Fidelity® Real Estate Income Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847
Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.70% A,B	0.71% A,B	0.70% A,B	0.69% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.96%	0.97%	1.71%	0.70%	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.23% for Class M, 0.21% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 494	$ 494	$ 495	$ 495	$ 274	$ 174	$ 72	$ 72	$ 58	$ 58

3 years	$ 694	$ 694	$ 697	$ 697	$ 539	$ 539	$ 224	$ 224	$ 183	$ 183

5 years	$ 910	$ 910	$ 915	$ 915	$ 928	$ 928	$ 390	$ 390	$ 318	$ 318

10 years	$ 1,531	$ 1,531	$ 1,542	$ 1,542	$ 1,821	$ 1,821	$ 871	$ 871	$ 714	$ 714
Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity® Small Cap Value Fund
September 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Small Cap Growth Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.93% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.94%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 96

3 years	$ 300

5 years	$ 520

10 years	$ 1,155
The following information replaces similar information for Fidelity® Small Cap Value Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.99% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	1.00%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 102

3 years	$ 318

5 years	$ 552

10 years	$ 1,225
Supplement to the
Fidelity® Small Cap Growth Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.96% A,B	0.96% A,B	0.96% A,B	0.96% A,B	0.83% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	1.22%	1.47%	1.97%	0.97%	0.84%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.21% for Class M, 0.22% for Class C, 0.20% for Class I, and 0.06% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 692	$ 692	$ 494	$ 494	$ 300	$ 200	$ 99	$ 99	$ 86	$ 86
3 years	$ 940	$ 940	$ 799	$ 799	$ 618	$ 618	$ 309	$ 309	$ 268	$ 268
5 years	$ 1,207	$ 1,207	$ 1,125	$ 1,125	$ 1,062	$ 1,062	$ 536	$ 536	$ 466	$ 466
10 years	$ 1,967	$ 1,967	$ 2,046	$ 2,046	$ 2,102	$ 2,102	$ 1,190	$ 1,190	$ 1,037	$ 1,037
Supplement to the
Fidelity® Small Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	1.02% A,B	1.02% A,B	1.02% A,B	1.02% A,B	0.89% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	1.29%	1.54%	2.04%	1.04%	0.91%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.20% for Class M, 0.22% for Class C, 0.19% for Class I, and 0.06% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 699	$ 699	$ 501	$ 501	$ 307	$ 207	$ 106	$ 106	$ 93	$ 93
3 years	$ 960	$ 960	$ 819	$ 819	$ 640	$ 640	$ 331	$ 331	$ 290	$ 290
5 years	$ 1,242	$ 1,242	$ 1,160	$ 1,160	$ 1,098	$ 1,098	$ 574	$ 574	$ 504	$ 504
10 years	$ 2,042	$ 2,042	$ 2,120	$ 2,120	$ 2,176	$ 2,176	$ 1,271	$ 1,271	$ 1,120	$ 1,120

Fidelity Blue Chip Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Blue Chip Growth Fund and Fidelity® Blue Chip Value Fund
September 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Blue Chip Value Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.84% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.02% B

Total annual operating expenses	0.86%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 88

3 years	$ 274

5 years	$ 477

10 years	$ 1,061

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Blue Chip Value Fund | Fidelity Blue Chip Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.84%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	$ 88
3 years	rr_ExpenseExampleYear03	274
5 years	rr_ExpenseExampleYear05	477
10 years	rr_ExpenseExampleYear10	$ 1,061
Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Blue Chip Growth Fund and Fidelity® Blue Chip Value Fund
September 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Blue Chip Growth Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.48% AB

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.48%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 49

3 years	$ 154

5 years	$ 269

10 years	$ 604

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.48%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.48%
1 year	rr_ExpenseExampleYear01	$ 49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	$ 604
K | Fidelity Blue Chip Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Blue Chip Growth Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.39% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.39%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 40

3 years	$ 125

5 years	$ 219

10 years	$ 493

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Blue Chip Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.39%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.39%
1 year	rr_ExpenseExampleYear01	$ 40
3 years	rr_ExpenseExampleYear03	125
5 years	rr_ExpenseExampleYear05	219
10 years	rr_ExpenseExampleYear10	$ 493
K | Fidelity Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.68%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Dividend Growth Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.67%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	$ 847
K | Fidelity Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth & Income Portfolio
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.45% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.46%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 47

3 years	$ 148

5 years	$ 258

10 years	$ 579

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Growth & Income Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.45%	[1],[6]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
1 year	rr_ExpenseExampleYear01	$ 47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	$ 579
K | Fidelity Leveraged Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Leveraged Company Stock Fund
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.61% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.62%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 63

3 years	$ 199

5 years	$ 346

10 years	$ 774

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity Leveraged Company Stock Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.61%	[1],[7]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	$ 63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	$ 774
K | Fidelity OTC Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® OTC Portfolio
Class K
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.61% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.61%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
K | Fidelity OTC Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.61%	[1],[8]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
Fidelity Dividend Growth Fund | Fidelity Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Dividend Growth Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.76% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.77%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 79

3 years	$ 246

5 years	$ 428

10 years	$ 954

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Dividend Growth Fund | Fidelity Dividend Growth Fund | Fidelity Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.76%	[1],[9]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.77%
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	$ 954
Fidelity Growth Income Portfolio | Fidelity Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Growth & Income Portfolio
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.54% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.55%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 56

3 years	$ 176

5 years	$ 307

10 years	$ 689

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Growth Income Portfolio | Fidelity Growth & Income Portfolio | Fidelity Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.54%	[1],[10]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	$ 689
Fidelity Leveraged Company Stock Fund | Fidelity Leveraged Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Leveraged Company Stock Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.70% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.71%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 73

3 years	$ 227

5 years	$ 395

10 years	$ 883

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Leveraged Company Stock Fund | Fidelity Leveraged Company Stock Fund | Fidelity Leveraged Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.70%	[1],[11]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.71%
1 year	rr_ExpenseExampleYear01	$ 73
3 years	rr_ExpenseExampleYear03	227
5 years	rr_ExpenseExampleYear05	395
10 years	rr_ExpenseExampleYear10	$ 883
Fidelity OTC Portfolio | Fidelity OTC Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® OTC Portfolio
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.70% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.00% B

Total annual operating expenses	0.70%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 72

3 years	$ 224

5 years	$ 390

10 years	$ 871

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity OTC Portfolio | Fidelity OTC Portfolio | Fidelity OTC Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.70%	[1],[12]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	3.90
10 years	rr_ExpenseExampleYear10	$ 871
Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Real Estate Income Fund
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.68%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 69

3 years	$ 218

5 years	$ 379

10 years	$ 847

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.67%	[1],[13]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	$ 69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	$ 847
A M C I Z | Fidelity Real Estate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.70% A,B	0.71% A,B	0.70% A,B	0.69% A,B	0.56% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.96%	0.97%	1.71%	0.70%	0.57%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.23% for Class M, 0.21% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 494	$ 494	$ 495	$ 495	$ 274	$ 174	$ 72	$ 72	$ 58	$ 58

3 years	$ 694	$ 694	$ 697	$ 697	$ 539	$ 539	$ 224	$ 224	$ 183	$ 183

5 years	$ 910	$ 910	$ 915	$ 915	$ 928	$ 928	$ 390	$ 390	$ 318	$ 318

10 years	$ 1,531	$ 1,531	$ 1,542	$ 1,542	$ 1,821	$ 1,821	$ 871	$ 871	$ 714	$ 714

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.70%	[1],[14]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.96%
1 year	rr_ExpenseExampleYear01	$ 494
3 years	rr_ExpenseExampleYear03	694
5 years	rr_ExpenseExampleYear05	910
10 years	rr_ExpenseExampleYear10	1,531
1 year	rr_ExpenseExampleNoRedemptionYear01	494
3 years	rr_ExpenseExampleNoRedemptionYear03	694
5 years	rr_ExpenseExampleNoRedemptionYear05	910
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,531
A M C I Z | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.70%	[1],[14]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.71%
1 year	rr_ExpenseExampleYear01	$ 274
3 years	rr_ExpenseExampleYear03	539
5 years	rr_ExpenseExampleYear05	928
10 years	rr_ExpenseExampleYear10	1,821
1 year	rr_ExpenseExampleNoRedemptionYear01	174
3 years	rr_ExpenseExampleNoRedemptionYear03	539
5 years	rr_ExpenseExampleNoRedemptionYear05	928
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,821
A M C I Z | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.71%	[1],[14]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 495
3 years	rr_ExpenseExampleYear03	697
5 years	rr_ExpenseExampleYear05	915
10 years	rr_ExpenseExampleYear10	1,542
1 year	rr_ExpenseExampleNoRedemptionYear01	495
3 years	rr_ExpenseExampleNoRedemptionYear03	697
5 years	rr_ExpenseExampleNoRedemptionYear05	915
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,542
A M C I Z | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.69%	[1],[14]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	224
5 years	rr_ExpenseExampleNoRedemptionYear05	390
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 871
A M C I Z | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.56%	[1],[14]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
1 year	rr_ExpenseExampleNoRedemptionYear01	58
3 years	rr_ExpenseExampleNoRedemptionYear03	183
5 years	rr_ExpenseExampleNoRedemptionYear05	318
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 714
A M C I Z | Fidelity Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Small Cap Growth Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.96% A,B	0.96% A,B	0.96% A,B	0.96% A,B	0.83% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	1.22%	1.47%	1.97%	0.97%	0.84%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.21% for Class M, 0.22% for Class C, 0.20% for Class I, and 0.06% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 692	$ 692	$ 494	$ 494	$ 300	$ 200	$ 99	$ 99	$ 86	$ 86
3 years	$ 940	$ 940	$ 799	$ 799	$ 618	$ 618	$ 309	$ 309	$ 268	$ 268
5 years	$ 1,207	$ 1,207	$ 1,125	$ 1,125	$ 1,062	$ 1,062	$ 536	$ 536	$ 466	$ 466
10 years	$ 1,967	$ 1,967	$ 2,046	$ 2,046	$ 2,102	$ 2,102	$ 1,190	$ 1,190	$ 1,037	$ 1,037

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.96%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	$ 692
3 years	rr_ExpenseExampleYear03	940
5 years	rr_ExpenseExampleYear05	1,207
10 years	rr_ExpenseExampleYear10	1,967
1 year	rr_ExpenseExampleNoRedemptionYear01	692
3 years	rr_ExpenseExampleNoRedemptionYear03	940
5 years	rr_ExpenseExampleNoRedemptionYear05	1,207
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,967
A M C I Z | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.96%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.97%
1 year	rr_ExpenseExampleYear01	$ 300
3 years	rr_ExpenseExampleYear03	618
5 years	rr_ExpenseExampleYear05	1,062
10 years	rr_ExpenseExampleYear10	2,102
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	618
5 years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,102
A M C I Z | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.96%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.47%
1 year	rr_ExpenseExampleYear01	$ 494
3 years	rr_ExpenseExampleYear03	799
5 years	rr_ExpenseExampleYear05	1,125
10 years	rr_ExpenseExampleYear10	2,046
1 year	rr_ExpenseExampleNoRedemptionYear01	494
3 years	rr_ExpenseExampleNoRedemptionYear03	799
5 years	rr_ExpenseExampleNoRedemptionYear05	1,125
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,046
A M C I Z | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.96%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	309
5 years	rr_ExpenseExampleNoRedemptionYear05	536
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,190
A M C I Z | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.83%	[1],[15]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	268
5 years	rr_ExpenseExampleNoRedemptionYear05	466
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
A M C I Z | Fidelity Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Small Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	1.02% A,B	1.02% A,B	1.02% A,B	1.02% A,B	0.89% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	1.29%	1.54%	2.04%	1.04%	0.91%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.20% for Class M, 0.22% for Class C, 0.19% for Class I, and 0.06% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 699	$ 699	$ 501	$ 501	$ 307	$ 207	$ 106	$ 106	$ 93	$ 93
3 years	$ 960	$ 960	$ 819	$ 819	$ 640	$ 640	$ 331	$ 331	$ 290	$ 290
5 years	$ 1,242	$ 1,242	$ 1,160	$ 1,160	$ 1,098	$ 1,098	$ 574	$ 574	$ 504	$ 504
10 years	$ 2,042	$ 2,042	$ 2,120	$ 2,120	$ 2,176	$ 2,176	$ 1,271	$ 1,271	$ 1,120	$ 1,120

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund: Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	1.02%	[1],[16]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	$ 699
3 years	rr_ExpenseExampleYear03	960
5 years	rr_ExpenseExampleYear05	1,242
10 years	rr_ExpenseExampleYear10	2,042
1 year	rr_ExpenseExampleNoRedemptionYear01	699
3 years	rr_ExpenseExampleNoRedemptionYear03	960
5 years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,042
A M C I Z | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund: Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	1.02%	[1],[16]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.04%
1 year	rr_ExpenseExampleYear01	$ 307
3 years	rr_ExpenseExampleYear03	640
5 years	rr_ExpenseExampleYear05	1,098
10 years	rr_ExpenseExampleYear10	2,176
1 year	rr_ExpenseExampleNoRedemptionYear01	207
3 years	rr_ExpenseExampleNoRedemptionYear03	640
5 years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,176
A M C I Z | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund: Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	1.02%	[1],[16]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.54%
1 year	rr_ExpenseExampleYear01	$ 501
3 years	rr_ExpenseExampleYear03	819
5 years	rr_ExpenseExampleYear05	1,160
10 years	rr_ExpenseExampleYear10	2,120
1 year	rr_ExpenseExampleNoRedemptionYear01	501
3 years	rr_ExpenseExampleNoRedemptionYear03	819
5 years	rr_ExpenseExampleNoRedemptionYear05	1,160
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,120
A M C I Z | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund: Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	1.02%	[1],[16]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	$ 106
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	574
10 years	rr_ExpenseExampleYear10	1,271
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	331
5 years	rr_ExpenseExampleNoRedemptionYear05	574
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
A M C I Z | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund: Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.89%	[1],[16]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	290
5 years	rr_ExpenseExampleNoRedemptionYear05	504
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Fidelity Small Cap Growth Fund | Fidelity Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity® Small Cap Value Fund
September 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Small Cap Growth Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.93% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.94%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 96

3 years	$ 300

5 years	$ 520

10 years	$ 1,155

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Small Cap Growth Fund | Fidelity Small Cap Growth Fund | Fidelity Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.93%	[1],[17]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	520
10 years	rr_ExpenseExampleYear10	$ 1,155
Fidelity Small Cap Value Fund | Fidelity Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity® Small Cap Value Fund
September 29, 2023
Prospectus
Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.
The following information replaces similar information for Fidelity® Small Cap Value Fund found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.99% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	1.00%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 102

3 years	$ 318

5 years	$ 552

10 years	$ 1,225

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity Small Cap Value Fund | Fidelity Small Cap Value Fund | Fidelity Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management fee (fluctuates based on the fund’s performance relative to a securities market index)	rr_ManagementFeesOverAssets	0.99%	[1],[18]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	$ 1,225

[1]	Adjusted to reflect current fees.
[2]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[3]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[4]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[5]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[6]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements.
[7]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements.
[8]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.05% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[9]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[10]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[11]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
[12]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[13]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% was previously charged under the services agreements.
[14]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.23% for Class M, 0.21% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
[15]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.21% for Class M, 0.22% for Class C, 0.20% for Class I, and 0.06% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[16]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20% for Class A, 0.20% for Class M, 0.22% for Class C, 0.19% for Class I, and 0.06% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[17]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
[18]	The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.